Contingencies and Capital Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Contingencies and Capital Commitments [abstract]
Schedule of Operating Lease Payments, by Assets

The expected payments due by period, as at December 31, 2017 are as follows:

	Less than
	1 year	1 – 3 years	4 – 5 years	Total
Office premises	$563	$988	$634	$2,185
Computer equipment	89	37	-	126
Machinery	1	-	-	1
Total operating leases	$653	$1,025	$634	$2,312